Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing (loss)/profit before tax as shown in the consolidated income statement	€ 1,864	€ (1,478)	€ 1,620
Profit/(loss) at weighted average statutory tax rate	439	(729)	363
Impairment loss with no tax effect	0	1,361	0
Disposal of Group investments	85	146	174
Effect of taxation of associates and joint ventures, reported within (loss)/profit before tax	105	28	23
Previously unrecognised temporary differences and losses expected to be used in the future			(1,021)
Previously recognised temporary differences and losses no longer expected to be used in the future	358	25
Current year temporary differences (including losses) that are not expected to be used	60	33	84
Adjustments in respect of prior year tax liabilities	37	(108)	89
Impact of tax credits and irrecoverable taxes	97	108	147
Deferred tax (credit)/charge following revaluation of investments in Luxembourg	(40)	27	1
Effect of current year changes in statutory tax rates on deferred tax balances	305	721	(19)
Settlement Of The Vispl Tax Cases		185
Financing costs and similar not deductible for tax purposes	105	137	214
Revaluation of assets for tax purposes in Türkiye	87	128	(65)
Expenses not deductible for tax purposes	167	184	60
Total income tax expense	1,805	2,246	50
Income tax credit			110
M-PESA Holding Co. Limited
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments			37
Vantage Towers AG
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments		€ 164	30
Percentage Of Disposal Of Investment		10.33%
Non Taxable Disposal Of Investment		€ 109
Non Deductible Indemnity Provision		56
Settle CLAM
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments	38
Non Deductible Indemnity Provision	256
UK
Reconciliation of accounting profit multiplied by applicable tax rates
Previously recognised temporary differences and losses no longer expected to be used in the future	€ 358
LUXEMBOURG
Reconciliation of accounting profit multiplied by applicable tax rates
Effect of current year changes in statutory tax rates on deferred tax balances		€ 719	€ 1,019
Applicable tax rate		1.00%
Utilisation period after reporting date beyond which deferred tax assets are not recognised	60 years
GERMANY
Reconciliation of accounting profit multiplied by applicable tax rates
Impairment loss with no tax effect		€ 4,350
Effect of current year changes in statutory tax rates on deferred tax balances	€ 305
ROMANIA
Reconciliation of accounting profit multiplied by applicable tax rates
Impairment loss with no tax effect		€ 165